Income Tax Benefit/(Expense) - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Deferred tax assets not brought to account	$ 90,227	$ 88,382